Operating Segments - Schedule of Segments Statement of Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Segment net revenue	₽ 20,897	₽ 17,880	₽ 17,717
Segment profit/(loss) before tax	3,840	3,107	6,151
Segment net profit/(loss)	3,142	2,489	5,274
Operating segments [member] | PS [member]
Disclosure of operating segments [line items]
Segment net revenue	12,580	10,583	10,198
Segment profit/(loss) before tax	8,795	6,454	6,066
Segment net profit/(loss)	7,543	5,612	5,242
Operating segments [member] | CFS [member]
Disclosure of operating segments [line items]
Segment net revenue	9	(3)
Segment profit/(loss) before tax	(2,704)	(259)
Segment net profit/(loss)	(2,164)	(219)
Operating segments [member] | CO [member]
Disclosure of operating segments [line items]
Segment net revenue	604	31	30
Segment profit/(loss) before tax	(1,273)	(605)	(995)
Segment net profit/(loss)	(1,325)	(679)	(1,100)
Operating segments [member] | Total [member]
Disclosure of operating segments [line items]
Segment net revenue	13,193	10,611	10,228
Segment profit/(loss) before tax	4,818	5,590	5,071
Segment net profit/(loss)	₽ 4,054	₽ 4,714	₽ 4,142